The Company You Keep®

New York Life Insurance Company 51 Madison Avenue New York, NY 10010 (212) 576-4498 E-Mail: erica_e_carrig@newyorklife.com www.newyorklife.com Erica E. Carrig Associate General Counsel

VIA EDGAR

December 20, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)

Variable Universal Life Separate Account – I

Initial Registration Statement on Form N–6 under the Securities Act and Amendment No. 144 under the Investment Company Act (File Nos. 811-07798; CIK #0000906982)

Commissioners:

On behalf of Variable Universal Life Separate Account – I (the “Registrant”), a separate account established by NYLIAC, we hereby file electronically the above-captioned initial registration statement (the “Registration Statement”) under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940 (“1940 Act”).

To facilitate the Commission staff’s review of the Registration Statement, we submit the information below.

A.	REGISTRATION STATEMENT

Registrant is filing the Registration Statement for the purpose of registering securities in connection with a new variable universal life policy, New York Life Variable Universal Life Accumulator II (the “New Policy”), to be issued by NYLIAC.

The New Policy is identical in all material respects to the New York Life Variable Universal Life Accumulator Plus policy (the “Existing Policy”) described in the currently effective prospectus and statement of additional information included in Registrant’s registration statement (File No. 333-190312), except as discussed below.

Pending approval of the New Policy by various state insurance departments, NYLIAC intends to phase out the offering of the Existing Policy and offer the New Policy instead. The Existing Policy will continue to be available for additional premiums only.

As soon as practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:

•	year-end audited financial statements of NYLIAC and the Registrant;

•	any exhibits required by Form N-6 that have not yet been filed;

•	any disclosure changes made in response to staff comments; and

•	any other updating changes to reflect updates/changes that will go into effect as of May 1, 2018 for all variable universal life products, such as updates/changes to the available Investment Divisions, Asset Allocation Models, Distribution and Compensation arrangements, and service procedures.

B.	REQUEST FOR SELECTIVE REVIEW

We respectfully request selective review of the Registration Statement pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). The staff has encouraged registrants to request selective review of their filings pursuant to the Release. See, e.g., SEC Staff Letter to Registrants, dated November 7, 1996, at 6, par. D.1.

The Release states that the staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.” In view of Registrant’s timetable, discussed in Section C below, we would appreciate receiving a prompt communication from the staff regarding the review it will accord the filing.

(a)	Similarities to Existing Policy

In support of our request, we respectfully note that the New Policy is substantially similar to the Existing Policy, except as noted below. Accordingly, we respectfully submit that to the extent the staff has reviewed the Existing Policy, it is already familiar with the features of the New Policy.

(b)	Primary Differences with Existing Policy

Pursuant to the Release, we note that the primary differences between the New Policy and the Existing Policy include:

1.	Policy Fees

While the New Policy has the same type of charges as those described in the prospectus for the Existing Policy (premium expense charge, monthly contract, cost of insurance, mortality and expense risk, and per thousand of face amount charges), the New Policy has a simplified charge structure. Certain fees have been made level and reduced, while others have increased.

2.	Simplification of Life Insurance Benefit Options

In the Existing Policy, Life Insurance Benefit Option 3 (“LBO Option 3”) provides a Life Insurance Benefit that is equal to the greater of the sum of the policy’s Face Amount and the Adjusted Total Premium or a percentage of the Cash Value equal to the minimum necessary for the policy to qualify as life insurance under IRC Section 7702. In the New Policy, LBO Option 3 will no longer be available as a Life Insurance Benefit Option and instead will be available as an electable rider (the “Return of Premium Rider”).

3.	Increased Maturity Age from Age 100 to Age 121

The Existing Policy matures at age 100, at which point the Life Insurance Benefit is equal to the policy’s cash value. In the New Policy, the maturity date has been extended to age 121. At age 121, however, the Life Insurance Benefit Option chosen will remain in force for all subsequent years.

4.	Simplification of Available Riders

The following riders that are available on the Existing Policy will no longer be available on the New Policy: the Guaranteed Minimum Death Benefit Rider; the Other Covered Insured Rider; the Children’s Insurance Rider and the Life Extension Benefits Rider.

5.	Reduction of Surrender Charges Applicable to Insureds Age 76 and Older

In the Existing Policy, surrender charges apply for the first 10 policy years regardless of the insured’s age at policy issue. In the New Policy, the surrender charges and the applicable surrender charge period will vary according to the insured’s age at the time the policy is issued. For insureds issue age 0-75, the surrender charge period is the first 10 policy years. For insureds age 76 and older at time of issue, the applicable surrender charges and surrender charge period begin to grade down until issue age 80. At issue age 80, surrender charges will be assessed for the first 5 policy years only.

6.	Changes to Availability of Embedded No Lapse Guarantee

The period of time in which the embedded No Lapse Guarantee (“NLG”) is available to policyowners has been changed to align with the applicability of the surrender charge period. For insureds issue age 0-75, the NLG is available for the first 10 policy years. For insureds age 76 and older, the availability of the NLG begins to grade down year by year until issue age 80 in which case the NLG will be available for the first 5 policy years only.

7.	Addition of a New Dollar-Cost Averaging Account

Both the Existing Policy and the New Policy offer a dollar-cost averaging account (the “DCA Plus Account”) as an Investment Option that allows policyowners to make regular periodic allocations from the DCA Plus Account into the Investment Divisions and/or Fixed Account over the twelve-month period following the Initial Premium Transfer Date. The New Policy, however, also offers a Dollar-Cost Averaging Extension (“DCA Extension”) Account that allows policyowners to continue to make such regular periodic allocations after the expiration of the initial 12 month period. The DCA Extension Account is available only for premium payments of $10,000 or more, and only for the first 7 policy years.

8.	Priced Based on the New 2017 CSO Table

Finally, the guaranteed rates for cost of insurance charges under the New Policy are based on the 2017 Commissioner’s Standard Ordinary (CSO) Mortality Table rather than the 2001 CSO Mortality Table for the Existing Policy.

For ease of review, we are submitting under separate cover a copy of the prospectus and statement of additional information (“SAI”) for the New Policy that are marked to show changes against the prospectus and SAI for the Existing Policy.

C.	TIMETABLE FOR EFFECTIVENESS

NYLIAC would like to begin marketing the New Policy on May 1, 2018 (the “Launch Date”). Accordingly, we would appreciate the Commission staff’s efforts in processing the Registration Statement so that it may be declared effective on or before April 6, 2018, to provide enough time to print the prospectuses in advance of the Launch Date.

At the appropriate time, Registrant will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter, NYLIFE Distributors LLC, have authorized such counsel to state on their behalf that they are aware of their obligations under the under the Securities Act.

I look forward to receiving your comments at your earliest convenience. If you have any questions regarding this submission, please contact the undersigned at (212) 576-4498.

Very truly yours,

/s/ Erica E. Carrig
Erica E. Carrig
Associate General Counsel